Long-Term Debt - Credit Facilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Line Of Credit Facility [Line Items]
Number of credit facilities with reducing revolving credit component and term bank loan component, with balloon payments due at maturity between January 2016 and April 2019	1
Unused amount	$ 0
Line Of Credit Facility Interest Rate Description	six-month LIBOR
Credit facility with outstanding balance $70,135 as at December 31, 2016
Line Of Credit Facility [Line Items]
Fixed interest rate portion	$ 21,577
Credit facility with outstanding balance $72,500 as at December 31, 2016
Line Of Credit Facility [Line Items]
Fixed interest rate portion	$ 21,557
Revolving Credit Facility
Line Of Credit Facility [Line Items]
Number of open reducing credit facilities	4
Reducing revolving credit facilities periodic payment	semi-annual
Line Of Credit Facility Interest Rate Description	LIBOR
Revolving Credit Facility | Minimum
Line Of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.64%
Revolving Credit Facility | Maximum
Line Of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.19%
Revolving Credit Facility with term bank loan component | Minimum
Line Of Credit Facility [Line Items]
Maturity date	Jun. 30, 2017
Revolving Credit Facility with term bank loan component | Maximum
Line Of Credit Facility [Line Items]
Maturity date	Apr. 30, 2019